                          Supplement Dated May 1, 2009
                                     to the
                          Prospectus Dated May 1, 2005

       MetLife Income Security Plan(SM) Variable Income Annuity Contracts

                                    Issued by
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan(SM) group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Retirement & Savings -- MRVP P.O. Box 14660 Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus.

1. TABLE OF EXPENSES -- METLIFE INCOME SECURITY PLAN VARIABLE INCOME ANNUITIES

TABLE OF EXPENSES

Insert the following at page 7 in the third table paragraph as the second sentence:

Certain Portfolios may impose a redemption fee in the future.

Delete and replace the fund expenses at pages 8 and 9 of the May 1, 2005 prospectus and replace with the following:

METROPOLITAN FUND ANNUAL EXPENSES

for fiscal year ending December 31, 2008
(as a percentage of average net assets)

                                                DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                   AND/OR                  FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
                                  MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING       EXPENSE        OPERATING
                                      FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
                                  ----------   --------------   --------   ---------   ---------   ---------------   ----------
Artio International Stock
  Portfolio....................      0.82%           --           0.13%         --        0.95%          0.03%          0.92%(1)
Barclays Capital Aggregate Bond
  Index Portfolio..............      0.25%           --           0.04%         --        0.29%          0.01%          0.28%(2)
BlackRock Aggressive Growth
  Portfolio....................      0.72%           --           0.05%         --        0.77%            --           0.77%
BlackRock Bond Income
  Portfolio....................      0.38%           --           0.05%         --        0.43%          0.01%          0.42%(3)
BlackRock Diversified
  Portfolio....................      0.45%           --           0.04%         --        0.49%            --           0.49%
BlackRock Strategic Value
  Portfolio....................      0.84%           --           0.05%         --        0.89%            --           0.89%
Davis Venture Value Portfolio..      0.70%           --           0.03%         --        0.73%          0.04%          0.69%(4)
FI Mid Cap Opportunities
  Portfolio....................      0.68%           --           0.07%         --        0.75%            --           0.75%
Jennison Growth Portfolio......      0.63%           --           0.04%         --        0.67%            --           0.67%
Loomis Sayles Small Cap Core
  Portfolio....................      0.90%           --           0.06%         --        0.96%          0.05%          0.91%(5)
MetLife Mid Cap Stock Index
  Portfolio....................      0.25%           --           0.08%         --        0.33%          0.01%          0.32%(2)
MetLife Stock Index Portfolio..      0.25%           --           0.04%         --        0.29%          0.01%          0.28%(2)
MFS(R) Value Portfolio.........      0.72%           --           0.08%         --        0.80%          0.07%          0.73%(6)
Morgan Stanley EAFE(R) Index
  Portfolio....................      0.30%           --           0.12%       0.01%       0.43%          0.01%          0.42%(7)
Neuberger Berman Mid Cap Value
  Portfolio....................      0.65%           --           0.04%         --        0.69%            --           0.69%
Oppenheimer Global Equity
  Portfolio....................      0.52%           --           0.09%         --        0.61%            --           0.61%
Russell 2000(R) Index
  Portfolio....................      0.25%           --           0.07%       0.01%       0.33%          0.01%          0.32%(2)
T. Rowe Price Large Cap Growth
  Portfolio....................      0.60%           --           0.07%         --        0.67%            --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio....................      0.51%           --           0.08%         --        0.59%            --           0.59%

MET INVESTORS FUND ANNUAL EXPENSES

for fiscal year ending December 31, 2008
(as a percentage of average net assets)


                                            DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                  FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
                              MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING       EXPENSE        OPERATING
                                  FEE           FEES        EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
                              ----------   --------------   --------   ---------   ---------   ---------------   ----------
BlackRock Large Cap Core
  Portfolio.................     0.58%           --           0.04%        --         0.62%           --            0.62%

Lord Abbett Bond Debenture
  Portfolio.................     0.50%           --           0.03%        --         0.53%           --            0.53%


 * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

 ** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

--------

  (1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

  (2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.

  (3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.

  (4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

  (5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million.

  (6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.

  (7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.

2. YOUR INVESTMENT CHOICES

THIS REPLACES THE ENTIRE SECTION STARTING AT PAGE 14 CONCERNING THE INVESTMENT CHOICES AND THEIR OBJECTIVES OF THE MAY 1, 2005 PROSPECTUS.

YOUR INVESTMENT CHOICES

                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIOS                               INVESTMENT OBJECTIVES                     MANAGER
----------                               ---------------------        ---------------------------------
METROPOLITAN FUND
  Artio International Stock        Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio                     capital.                           Subadviser: Artio Global
                                                                      Management, LLC
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio               the Barclays Capital U.S.          Subadviser: MetLife Investment
                                   Aggregate Bond Index.              Advisors Company, LLC
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio                     appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income Portfolio  Seeks a competitive total return   MetLife Advisers, LLC
                                   primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Diversified Portfolio  Seeks high total return while      MetLife Advisers, LLC
                                   attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Strategic Value        Seeks high total return,           MetLife Advisers, LLC
     Portfolio                     consisting principally of capital  Subadviser: BlackRock Advisors,
                                   appreciation.                      LLC

                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
PORTFOLIOS                               INVESTMENT OBJECTIVES                     MANAGER
----------                               ---------------------        ---------------------------------
  Davis Venture Value Portfolio    Seeks growth of capital.           MetLife Advisers, LLC
                                                                      Subadviser: Davis Selected
                                                                      Advisers, L.P.
  FI Mid Cap Opportunities         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio                     capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Jennison Growth Portfolio        Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Jennison Associates
                                                                      LLC
  Loomis Sayles Small Cap Core     Seeks long-term capital growth     MetLife Advisers, LLC
     Portfolio                     from investments in common stocks  Subadviser: Loomis, Sayles &
                                   or other equity securities.        Company, L.P.
  MetLife Mid Cap Stock Index      Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the Standard & Poor's Mid Cap      Subadviser: MetLife Investment
                                   400(R) Composite Stock Price       Advisors Company, LLC
                                   Index.
  MetLife Stock Index Portfolio    Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Value Portfolio           Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Neuberger Berman Mid Cap Value   Seeks capital growth.              MetLife Advisers, LLC
     Portfolio                                                        Subadviser: Neuberger Berman
                                                                      Management LCC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index Portfolio  Seeks to equal the return of the   MetLife Advisers, LLC
                                   Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio                     and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Subadviser: T. Rowe Price
                                                                      Associates, Inc.
MET INVESTORS FUND(#)
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Subadviser: BlackRock Advisors,
                                                                      LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio                     opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.



# Prior to May 1, 2009, Met Advisory, LLC was the investment manager of Met Investors Fund. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment manager of the Met Investors Fund.

3. ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Portfolios below were subject to a name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO NAME CHANGES

                 FORMER NAME                                      NEW NAME
                 -----------                                      --------
METROPOLITAN FUND                              METROPOLITAN FUND
  Julius Baer International Stock Portfolio      Artio International Stock Portfolio
  Lehman Brothers(R) Aggregate Bond Index        Barclays Aggregate Bond Index Portfolio
     Portfolio
  Loomis Sayles Small Cap Portfolio              Loomis Sayles Small Cap Core Portfolio


4. REALLOCATIONS

Delete the Monitored Portfolios starting in the fifth line of the fourth paragraph on page 25 and replace with the following:

(i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios").

5. MINIMUM DISTRIBUTION

Insert as the second paragraph at page 28.

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. Income payments received under this contract generally constitute annuitized payments and, therefore, the 2009 RMD waiver does not appear to apply to you if you are receiving such payments. The RMD rules are complex, so consult with your tax advisor before waiving your 2009 RMD payment.

           THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT
                PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC.
                    AND THE MET INVESTORS SERIES TRUST, WHICH
                CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS.

                   THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

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